Expense Example - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Medical Technology and Devices Portfolio - Select Medical Technology and Devices Portfolio
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810